Other Expense, net	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Other Income and Expenses [Abstract]
Other Expense, net

14. Other Expense, net

The following table presents other income (expense), net, for the three and six months ended June 30, 2026 and 2025 (in thousands):

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
Other income:
Unrealized foreign currency transaction gain	$-	$4	$1	$27
Gain on change in fair value of derivative warrant liability	-	7	-	137
Gain on change in fair value of convertible notes payable	-	-	-	-
Interest income	-	4	-	12
Gain on debt extinguishment	-	-	-	278
Gain on waiver of accrued interest	-	-	-	371
Gain on the issuance of shares for services	-	-	-	70
Total other income:	-	15	1	895
Other expense:
Loss on the change in fair value of convertible notes payable	443	1,034	733	2,875
Interest expense	17	57	66	233
Loss on equity method investment	86	-	154	-
Loss on debt extinguishment	1,073		1,073
Other	20	-	21	-
Total other expense	1,639	1,091	2,047	3,108
Total other expense, net	$(1,639)	$(1,076)	$(2,046)	$(2,213)

17. Other Expense, net

The following table presents other expense, net, for the years ended December 31, 2025 and 2024 (in thousands):

	For the years ended December 31,
	2025	2024
Other income:
Change in fair value of warrant liability	138	221
Change in fair value of convertible note payment	-	2,018
Gain on debt extinguishment	278	2,473
Income Tax Refund	-	314
Unrealized foreign currency transaction gain	16	2
Gain on waiver of accrued interest	371	-
Research and development tax receivable	97	-
Gain on the issuance of shares for services	70	-
Other	-	7
Total other income:	970	5,035
Other expense:
Loss on issuance of warrants	-	2,710
Loss on Debt Extinguishment	-	3,179
Loss on the change in fair value of convertible notes payable	2,737	-
Realized losses on disposition of digital assets	403	-
Realized foreign currency transaction loss	-	16
Other expense	6	20
Total other expense	3,146	5,925
Total expense, net	$(2,176)	$(890)